Taxes on Income (Details) - Schedule of income (loss) before income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income (loss) before income tax [Abstract]
Domestic	$ (6,926)	$ 7,343	$ 4,458
Foreign	3,695	3,568	2,579
Income (loss) before income taxes	$ (3,231)	$ 10,911	$ 7,037